Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 042	12 Months Ended
Jun. 30, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	31-0411980
Plan number	042
Loans to participants, Fair Value	$ 26,695,135
TOTAL INVESTMENTS	5,369,777,935
Deemed distribution	2,006,687
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	822,498
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, 1-800 FLOWERS.COM INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,172
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, 10X GENOMICS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	164,355
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, 1ST SOURCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	170,693
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, 1STDIBS COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,018
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, 374WATER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	657
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, 3D SYSTEMS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,636
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, 4D MOLECULAR THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,819
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, 89BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	174,482
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, 8X8 INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,648
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, 908 DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,180
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, A MARK PRECIOUS METALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,463
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, A10 NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	202,846
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	349,728
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AARDVARK THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	7,936
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ABEONA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,443
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ABERCROMBIE AND FITCH CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	557,249
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ABM INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	418,658
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ABSCI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,956
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACACIA RESEARCH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,917
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACADEMY SPORTS AND OUTDOORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	424,844
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACADIA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	377,755
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACADIA REALTY TRUST REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	354,223
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACADIAN ASSET MANAGEMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	137,718
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACCEL ENTERTAINMENT INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,182
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACCO BRANDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,295
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACCURAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,778
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACI WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	692,506
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACLARIS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,142
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACM RESEARCH CLASS A INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	188,189
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACME UNITED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,704
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACNB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	62,846
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACRES COMMERCIAL REALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,541
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACRIVON THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	322
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACTINIUM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	351
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACTUATE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,660
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACUMEN PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	546
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACUREN CORPORATION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	162,056
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACUSHNET HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	292,736
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ACV AUCTIONS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	387,982
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADAPTHEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	124,787
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADAPTIVE BIOTECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	248,448
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADC THERAPEUTICS SA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,221
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADDUS HOMECARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	296,960
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADEIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	220,315
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADIENT PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	233,695
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADMA BIOLOGICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	601,276
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADTALEM GLOBAL EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	671,011
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADTRAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	94,535
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADVANCE AUTO PARTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	397,397
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADVANCED ENERGY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	711,393
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADVANCED FLOWER CAPITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,325
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADVANSIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	87,566
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADVANTAGE SOLUTIONS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,318
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ADVERUM BIOTECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	643
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AEHR TEST SYSTEMS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,759
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AELUMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,616
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AEMETIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,228
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AEROVIRONMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,146,069
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AERSALE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,247
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AEVA TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	162,988
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AG MORTGAGE INVESTMENT TRUST REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,065
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AGENUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,334
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AGILON HEALTH
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	102,102
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AGILYSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	417,290
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AGIOS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	264,184
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AIRJOULE TECHNOLOGIES CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,302
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AIRSCULPT TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	8,863
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AIRSHIP AI HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,943
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AKEBIA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	130,043
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AKERO THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	531,306
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AKOYA BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,158
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALAMO GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	321,674
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALARM.COM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	383,431
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALBANY INTERNATIONAL CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	301,699
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALDEYRA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,694
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALECTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,247
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALERUS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	67,668
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALEXANDER AND BALDWIN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	189,034
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALEXANDERS REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,624
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALICO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,281
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALIGHT INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	349,233
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALIGNMENT HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	248,220
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALKAMI TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	292,991
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALKERMES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	661,778
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALLEGIANT TRAVEL
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	113,801
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALLETE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	535,497
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALLIENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	75,162
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALLOGENE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,371
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALPHA AND OMEGA SEMICONDUCTOR LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	89,528
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALPHA METALLURGICAL RESOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	188,292
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALPHA TEKNOVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	7,669
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALPHATEC HOLDNGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	181,563
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALPINE INCOME PROPERTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,640
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALTA EQUIPMENT GROUP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,669
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALTI GLOBAL INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,796
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALTICE USA INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	79,811
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALTIMMUNE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,748
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALTO NEUROSCIENCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,329
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ALUMIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,304
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMALGAMATED FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	106,798
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMBAC FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	50,119
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMBARELLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	383,375
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMC ENTERTAINMENT HOLDINGS INC CLA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	192,513
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMC NETWORKS CLASS A INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,714
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMER VANGUARD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,861
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERANT BANCORP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	95,361
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERESCO INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,236
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN ASSETS TRUST REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	149,824
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN AXLE AND MANUFACTURING HO
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	67,924
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN BATTERY TECHNOLOGY COMPAN
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,274
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN COASTAL INSURANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,320
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN EAGLE OUTFITTERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	224,473
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN HEALTHCARE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	837,745
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN OUTDOOR BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,616
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN PUBLIC EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	75,815
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN REALTY INVESTORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,584
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN STATES WATER
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	420,787
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN SUPERCONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	199,520
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAN WOODMARK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	112,557
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERICAS CAR MART INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,803
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERIS BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	606,757
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMERISAFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	120,564
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMES NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,672
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMICUS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	227,366
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMN HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	109,737
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMNEAL PHARMACEUTICALS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	174,615
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMPHASTAR PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	121,183
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMPLITUDE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	153,996
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMPRIUS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,044
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AMYLYX PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,100
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANAPTYSBIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,783
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANAVEX LIFE SCIENCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	110,022
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANDERSONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	173,276
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANGEL OAK MORTGAGE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,956
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANGI INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	94,490
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANGIODYNAMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,356
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANI PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	168,998
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANIKA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,118
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANNEXON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,765
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANTERIS TECHNOLOGIES GLOBAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,112
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANTERIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,606
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ANYWHERE REAL ESTATE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	55,285
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, APARTMENT INVESTMENT AND MANAGEMEN
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	163,866
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, APOGEE ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	122,815
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, APOGEE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	197,650
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, APOLLO COMMERCIAL REAL ESTATE FINA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	194,132
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, APPIAN CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	167,455
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, APPLE HOSPITALITY REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	377,980
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, APPLIED DIGITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	254,338
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, APPLIED OPTOELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	191,082
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, APPLIED THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,082
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AQUESTIVE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	40,375
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARBOR REALTY TRUST REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	252,156
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARBUTUS BIOPHARMA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,905
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARCBEST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	255,673
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARCELLX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	343,671
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARCHER AVIATION INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	842,654
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARCHROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	584,920
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARCOSA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	599,600
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARCTURUS THERAPEUTICS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,927
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARCUS BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	79,894
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARCUTIS BIOTHERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	215,039
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARDAGH METAL PACKAGING SA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	85,407
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARDELYX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	133,111
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARDENT HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,092
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARDMORE SHIPPING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,520
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARENA GROUP HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	8,550
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARES COMMERCIAL REAL ESTATE REIT C
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	37,807
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARGAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	416,928
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARHAUS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,106
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARIS WATER SOLUTIONS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	104,415
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARKO
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,794
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARLO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	240,289
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARMADA HOFFLER PROPERTIES REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	80,090
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARMOUR RESIDENTIAL REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	197,652
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARQ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,814
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARRAY TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	126,567
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARRIVENT BIOPHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	71,427
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARROW FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,925
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARROWHEAD PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	271,476
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	136,319
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARTERIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	37,948
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARTISAN PARTNERS ASSET MANAGEMENT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	395,113
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARTIVA BIOTHERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,028
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARTIVION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	168,966
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ARVINAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	67,072
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASANA INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	179,861
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASBURY AUTOMOTIVE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	668,389
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASCENT INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,341
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASGN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	307,219
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASP ISOTOPES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	58,505
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASPEN AEROGELS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	55,832
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASSOCIATED BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	584,604
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AST SPACEMOBILE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	71,964
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASTEC INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	136,493
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASTRANA HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	144,677
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASTRIA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,597
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASTRONICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	144,500
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ASURE SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,214
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATEA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,078
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATKORE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	347,741
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATLANTA BRAVES HOLDINGS INC SERIES 1
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	305,876
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATLANTA BRAVES HOLDINGS INC SERIES 2
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	50,194
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATLANTIC INTERNATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,138
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATLANTIC UNION BANKSHARES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	627,101
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATLANTICUS HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,048
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATLAS ENERGY SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	147,899
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATMUS FILTRATION TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	431,104
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATN INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,474
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATOMERA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,596
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATOSSA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	362
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATRICURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	226,080
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ATYR PHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,733
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AUDIOEYE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,965
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AURA BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,685
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AURINIA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	142,830
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AVADEL PHARMACEUTICALS ORD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	111,076
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AVANOS MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	79,829
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AVEANNA HEALTHCARE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,905
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AVEPOINT INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	367,044
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AVIAT NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	40,260
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AVIDITY BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	462,778
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AVIDXCHANGE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	239,150
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AVIENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	425,684
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AVISTA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	437,526
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AVITA MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,822
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AXCELIS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	321,132
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AXOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	68,171
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AXOS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	568,703
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AXSOME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	601,495
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AZENTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	151,899
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, AZZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	398,611
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, B AND G FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,445
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BACKBLAZE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	41,844
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BADGER METER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,034,424
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BAKKT HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	8,063
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BALCHEM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	741,394
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BALDWIN INSURANCE GROUP INC CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	429,641
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BALLY S CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,743
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANC OF CALIFORNIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	277,670
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANCFIRST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	371,107
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANCO LATINOAMERICANO DE COMERCIO
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	168,978
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	366,716
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANDWIDTH INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,390
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANK FIRST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	154,710
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANK OF HAWAII CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	375,129
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANK OF MARIN BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	49,106
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANK OF NT BUTTERFIELD & SON LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	277,503
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANK7 CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,182
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANKFINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,048
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANKUNITED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	372,022
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANKWELL FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,895
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BANNER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	311,769
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BAR HARBOR BANKSHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,811
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BARK INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,872
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BARNES AND NOBLE EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,882
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BARRETT BUSINESS SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	148,708
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BASSETT FURNITURE INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,629
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BAYCOM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	43,338
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BCB BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,975
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BEAM THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	231,608
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BEAUTY HEALTH COMPANY CLASS A CLAS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,110
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BEAZER HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	91,985
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BEL FUSE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,654
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BEL FUSE INC CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	142,041
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BELDEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	659,597
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BENCHMARK ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	197,878
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BENITEC BIOPHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,053
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BERKSHIRE HILLS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	150,390
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BERRY
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,268
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BETA BIONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	26,135
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BETTER HOME FINANCE HOLDING CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	8,661
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BEYOND INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,180
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BEYOND MEAT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,551
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BGC GROUP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	524,216
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BICARA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,140
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIGBEAR.AI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	280,699
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIGCOMMERCE HOLDINGS INC SERIES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,250
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIGLARI HOLDINGS INCINARY CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,974
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIOAGE LABS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,798
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIOCRYST PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	267,322
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIOHAVEN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	181,807
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIOLIFE SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	116,531
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIOMEA FUSION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	715
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIOTE CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,372
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIOVENTUS CLASS A INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	43,421
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BIT DIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,177
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BITDEER TECHNOLOGIES GROUP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	132,858
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BJS RESTAURANTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	136,877
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BK TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,381
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BKV CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,454
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLACK DIAMOND THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,287
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLACK HILLS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	585,067
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLACKBAUD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	350,137
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLACKLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	425,726
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLACKSKY TECHNOLOGY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	82,197
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLACKSTONE MORTGAGE TRUST REIT CLA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	452,491
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLADE AIR MOBILITY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,496
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLEND LABS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	99,168
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLINK CHARGING
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,822
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLOOM ENERGY CLASS A CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	697,818
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLOOMIN BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	102,080
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLUE BIRD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	197,241
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLUE FOUNDRY BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,427
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLUE RIDGE BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,836
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLUELINX HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	85,835
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BLUEPRINT MEDICINES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,168,361
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BOISE CASCADE
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	473,864
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BOOT BARN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	666,672
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BORR DRILLING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	58,459
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BOSTON OMAHA CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,114
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BOWHEAD SPECIALTY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	86,432
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BOWMAN CONSULTING GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	58,391
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BOX INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	683,708
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRAEMAR HOTELS RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,852
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRANDYWINE REALTY TRUST REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	106,671
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRAZE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	305,728
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRC INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,838
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BREAD FINANCIAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	217,627
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRIDGEBIO PHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	961,360
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRIDGEWATER BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,348
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRIGHT MINDS BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,945
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRIGHTSPIRE CAPITAL INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	91,728
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRIGHTSPRING HEALTH SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	284,708
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRIGHTVIEW HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	143,889
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRINKER INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,138,604
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRINKS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	552,169
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRISTOW GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	133,496
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BROADSTONE NET LEASE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	441,022
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BROOKDALE SENIOR LIVING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	227,202
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BROOKFIELD BUSINESS CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	107,609
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BROOKFIELD INFRASTRUCTURE CORP CLA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	714,522
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BROOKLINE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	132,265
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BRT APARTMENTS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,368
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BUCKLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	204,302
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BUILD A BEAR WORKSHOP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	91,725
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BUMBLE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	68,589
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BURFORD CAPITAL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	391,294
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BURKE HERBERT FINANCIAL SERVICES C
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	116,115
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BUSINESS FIRST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	100,966
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BUTTERFLY NETWORK INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,786
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BV FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,306
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BYLINE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	109,246
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, BYRNA TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	81,060
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, C AND F FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,223
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, C3 AI INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	424,127
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, C4 THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,074
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CABALETTA BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	935
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CABLE ONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	99,956
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CABOT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	581,400
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CACTUS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	426,183
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CADENCE BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	732,214
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CADIZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,152
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CADRE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	128,483
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAESARSTONE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,024
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAL MAINE FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	652,776
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CALAVO GROWERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,024
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CALEDONIA MINING PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,228
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CALERES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	59,450
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CALIFORNIA BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	50,794
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CALIFORNIA RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	426,055
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CALIFORNIA WATER SERVICE GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	387,080
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CALIX NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	448,073
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CALUMET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	139,621
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAMDEN NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	99,543
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAMP4 THERAPEUTICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	303
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAMPING WORLD HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	148,092
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CANDEL THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,351
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CANNAE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	172,200
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CANTALOUPE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	83,898
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAPITAL BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,247
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAPITAL CITY BANK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	77,283
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAPITOL FEDERAL FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	104,725
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAPRI HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	294,086
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAPRICOR THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	55,687
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARDIFF ONCOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,263
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARDLYTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	826
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAREDX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	152,021
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARETRUST REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	823,262
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARGO THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,180
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARGURUS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	393,741
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARIBOU BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,348
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARPENTER TECHNOLOGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	116,909
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARRIAGE SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,885
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARS.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	98,663
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARTER BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,603
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARTERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	153,814
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CARTESIAN THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,785
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CASELLA WASTE SYSTEMS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,029,190
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CASH COLLATERAL USD WFFUT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	103,000
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CASS INFORMATION SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	80,774
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CASSAVA SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,030
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CASTLE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	82,701
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CATALYST PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	358,137
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CATHAY GENERAL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	437,680
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CAVCO INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	471,791
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CB FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,440
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CBIZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	534,598
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CBL ASSOCIATES PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,543
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CECO ENVIRONMENTAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	116,581
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CELCUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,508
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CELLDEX THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	189,601
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CENTERSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	145,479
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CENTRAL GARDEN AND PET
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,881
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CENTRAL GARDEN AND PET CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	221,784
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CENTRAL PACIFIC FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	106,710
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CENTRUS ENERGY CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	385,960
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CENTURI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,744
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CENTURY ALUMINUM
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	134,213
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CENTURY COMMUNITIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	215,255
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CENTURY THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	938
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CERENCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	63,935
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CERIBELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	65,855
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CERUS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,733
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CERVOMED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,232
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CEVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	72,468
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CF BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,824
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CG ONCOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	206,804
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHAIN BRIDGE BANCORP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,045
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHAMPION HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	481,596
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHAMPIONX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	678,008
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHART INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,061,828
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHATHAM LODGING TRUST REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,097
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHEESECAKE FACTORY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	416,313
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHEFS WAREHOUSE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	331,557
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHEGG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,369
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHEMOURS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	246,519
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHEMUNG FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,628
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHESAPEAKE UTILITIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	390,354
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHICAGO ATLANTIC REAL ESTATE FINAN
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,123
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHIMERA INVESTMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	159,214
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHINOOK THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,324
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHINOOK THERAPEUTICS INC CVR
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,027
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CHOICEONE FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	58,405
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CIBUS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	715
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CIDARA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	87,434
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CIMPRESS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	101,661
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CINEMARK HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	459,611
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CIPHER MINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	181,148
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CITI TRENDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,939
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CITIZENS AND NORTHERN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,467
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CITIZENS COMMUNITY BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,575
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CITIZENS FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,401
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CITIZENS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,486
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CITY HOLDING
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	248,635
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CITY OFFICE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,045
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CIVISTA BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,365
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLARITEV CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,130
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLAROS MORTGAGE TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,270
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLARUS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,123
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLEAN ENERGY FUELS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,650
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLEANSPARK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	436,744
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLEAR SECURE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	331,260
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLEARFIELD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	71,974
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLEARPOINT NEURO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,232
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLEARWATER ANALYTICS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	770,423
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLEARWATER PAPER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,745
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLIMB BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	526
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLIMB GLOBAL SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,473
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLIPPER REALTY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	6,591
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CLOVER HEALTH INVESTMENTS CORP CLA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	160,099
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CNB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	70,317
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CNO FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	554,549
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CNX RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	683,670
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COASTAL FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	178,531
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CODEXIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,865
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COEUR MINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	808,307
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COGENT BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	108,583
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COGENT COMMUNICATIONS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	308,448
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COHEN & STEERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	301,099
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COHERUS ONCOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,073
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COHU INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	125,849
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COLLEGIUM PHARMACEUTICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	134,425
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COLONY BANKCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,622
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COLUMBIA FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,905
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COLUMBUS MCKINNON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	62,500
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMMERCIAL METALS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	791,364
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMMSCOPE HOLDING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	254,254
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMMUNITY FINANCIAL SYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	429,255
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMMUNITY HEALTH SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,829
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMMUNITY HEALTHCARE TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	62,895
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMMUNITY TRUST BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	122,774
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMMUNITY WEST BANCSHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,419
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMMVAULT SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,099,325
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMPASS DIVERSIFIED
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	59,666
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMPASS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	408,740
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMPASS MINERALS INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	99,365
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMPASS THERAPEUTICS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,310
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMPLETE SOLARIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,946
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMPOSECURE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	89,162
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMPX INTERNATIONAL INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	6,005
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COMSTOCK RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	292,859
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONCENTRA GROUP HOLDINGS PARENT IN
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	342,223
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONCRETE PUMPING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,373
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONDUENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	58,487
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONMED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	231,548
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONNECTONE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	159,711
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONSENSUS CLOUD SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,453
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONSOLIDATED WATER LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,633
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONSTELLIUM SE CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	270,110
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONSTRUCTION PARTNERS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	710,588
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONSUMER PORTFOLIO SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,044
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CONTANGO ORE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,434
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COOPER STANDARD HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	52,116
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COPT DEFENSE PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	451,567
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORBUS PHARMACEUTICALS HOLDINGS IN
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,946
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORCEPT THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,691
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORE LABORATORIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	75,848
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORE MOLDING TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,484
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORE NATURAL RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	526,398
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORE SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	671,739
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORECARD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,787
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORECIVIC REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	326,185
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORMEDIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	112,876
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORSAIR GAMING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	63,945
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORVEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	424,276
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CORVUS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,920
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COSTAMARE BULKERS HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,733
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COSTAMARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,409
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COUCHBASE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	149,425
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COURSERA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	170,207
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, COVENANT LOGISTICS GROUP INC CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,659
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CPI CARD GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,921
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CRA INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	176,128
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CRACKER BARREL OLD COUNTRY STORE I
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	192,952
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CRAWFORD CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,445
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CREDO TECHNOLOGY GROUP HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,933,187
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CRESCENT ENERGY CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	219,515
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CREXENDO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,041
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CRICUT INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,415
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CRINETICS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	369,825
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CRISPR THERAPEUTICS AG
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	431,048
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CRITICAL METALS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,526
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CROSS COUNTRY HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,872
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CRYOPORT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,661
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CS DISCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,959
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CSG SYSTEMS INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	263,526
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CSP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,918
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CSW INDUSTRIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	665,159
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CTO REALTY GROWTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	75,840
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CTS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	179,473
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CULLINAN THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	55,692
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CURBLINE PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	317,771
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CURIOSITYSTREAM INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,982
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CUSHMAN AND WAKEFIELD PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	248,809
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CUSTOM TRUCK ONE SOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,178
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CUSTOMERS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	245,592
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CVB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	370,113
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CVR ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	119,724
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CVRX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,794
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CYTEK BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,362
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, CYTOKINETICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	549,422
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, D WAVE QUANTUM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	600,870
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DAILY JOURNAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	76,005
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DAKOTA GOLD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,749
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DAKTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,055
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DANA INCORPORATED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	323,723
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DAVE AND BUSTERS ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	116,951
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DAVE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	355,643
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DAY ONE BIOPHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,229
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DEFINITIVE HEALTHCARE CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,058
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DELCATH SYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	52,646
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DELEK US HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	184,054
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DELUXE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	101,013
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DENALI THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	264,173
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DENNYS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,286
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DESIGN THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,082
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DESIGNER BRANDS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,203
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DHT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	196,223
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIAMEDICA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,547
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIAMOND HILL INVESTMENT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	59,432
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIAMONDROCK HOSPITALITY REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	233,461
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIANTHUS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,847
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIEBOLD NIXDORF INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	205,035
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIGI INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	183,120
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIGIMARC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,075
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIGITAL TURBINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	85,987
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIGITALBRIDGE GROUP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	253,689
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIGITALOCEAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	263,495
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIME COMMUNITY BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	155,228
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DINE BRANDS GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,161
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIODES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	347,434
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DISC MEDICINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	185,890
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DISTRIBUTION SOLUTIONS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,447
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIVERSIFIED ENERGY COMPANY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	114,690
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DIVERSIFIED HEALTHCARE TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	110,346
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DMC GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,761
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DNOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	227,789
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DOCGO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,924
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DOLE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	135,325
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DOMO INC CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,724
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DONEGAL GROUP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	50,543
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DONNELLEY FINANCIAL SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	234,455
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DORIAN LPG LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	126,727
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DORMAN PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	481,234
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DOUGLAS DYNAMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	94,157
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DOUGLAS ELLIMAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,492
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DOUGLAS EMMETT REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	274,284
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DREAM FINDERS HOMES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	107,933
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DRIVEN BRANDS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	147,908
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DUCOMMUN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	162,698
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DXP ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	162,591
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DYCOM INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	976,094
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DYNAVAX TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	149,227
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DYNE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	127,244
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, DYNEX CAPITAL REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	185,878
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, E2OPEN PARENT HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	84,548
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EAGLE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	81,212
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EAGLE BANCORP MONTANA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,953
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EAGLE FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,974
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EASTERLY GOVERNMENT PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	123,188
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EASTERN
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,750
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EASTERN BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	432,248
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EASTMAN KODAK
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,342
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ECB BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,606
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ECHOSTAR CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	535,109
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ECOVYST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	127,079
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EDGEWELL PERSONAL CARE
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	157,315
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EDGEWISE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	135,518
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EDITAS MEDICINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	26,847
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EGAIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,213
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EHEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,140
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EL POLLO LOCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	41,508
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ELECTROMED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,219
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ELEDON PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,498
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ELLINGTON FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	170,689
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ELME
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	200,070
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EMBECTA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	81,444
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EMERALD HOLDING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,549
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EMERGENT BIOSOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,386
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EMPIRE PETROLEUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,239
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EMPIRE STATE REALTY REIT INC TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	162,237
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EMPLOYERS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	165,602
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENACT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	157,999
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENANTA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,266
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENCORE CAPITAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	129,524
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENCORE ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	73,379
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENERGIZER HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	190,814
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENERGY FUELS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	170,039
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENERGY RECOVERY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	96,042
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENERGY SERVICES OF AMERICA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,109
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENERGY VAULT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,203
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENERPAC TOOL GROUP CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	312,353
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENERSYS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	480,226
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENHABIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,206
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENLIVEN THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	92,196
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENNIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	63,744
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENOVA INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	393,554
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENOVIS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	255,364
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENOVIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	242,318
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENPRO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	576,949
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENSIGN GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,232,692
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENSTAR GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	575,848
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENTERPRISE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,042
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENTERPRISE FINANCIAL SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	292,306
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENTRADA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,297
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENTRAVISION COMMUNICATIONS CORP CL
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,319
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENVELA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	4,198
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ENVIRI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	95,862
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EOS ENERGY ENTERPRISES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	161,966
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EPLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	274,989
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EPSILON ENERGY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,420
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EQUITY BANCSHARES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	96,125
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ERASCA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,724
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ERMENEGILDO ZEGNA NV
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	75,702
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ESCALADE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,712
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ESCO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	711,070
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ESPERION THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	26,787
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ESQUIRE FINANCIAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,878
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ESSA BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,659
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ESSENT GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	861,212
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ESSENTIAL PROPERTIES REALTY TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	904,042
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ETHAN ALLEN INTERIORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	92,601
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ETON PHARMACEUTCIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,997
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EUROPEAN WAX CENTER INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,548
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVE HOLDING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	49,015
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVENTBRITE CLASS A INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,512
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVERCOMMERCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,037
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVERI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	171,435
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVERQUOTE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	94,109
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVERSPIN TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	4,258
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVERTEC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	332,922
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVGO INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,715
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVI INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,342
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVOLENT HEALTH INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	188,267
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVOLUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,766
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVOLUTION PETROLEUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,075
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EVOLV TECHNOLOGIES HOLDINGS INC CL
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	103,104
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EW SCRIPPS CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,628
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EXCELERATE ENERGY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,987
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EXLSERVICE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	49,964
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EXP WORLD HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	103,121
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EXPENSIFY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,098
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EXPONENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	539,556
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EXPRO GROUP HOLDINGS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	126,342
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EXTREME NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	338,304
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, EYEPOINT PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	83,034
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, F&G ANNUITIES AND LIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,347
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FABRINET
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,517,013
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FARADAY FUTURE INTELLIGENT ELECTRI
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,644
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FARMERS AND MERCHANTS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	48,032
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FARMERS NATIONAL BANC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,557
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FARMLAND PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,912
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FARO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	119,155
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FASTLY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	138,440
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FATE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,206
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FB BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,755
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	234,473
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FEDERAL AGRICULTURAL MORTGAGE NON
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	262,278
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FEDERAL SIGNAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	909,997
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FENNEC PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,041
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FERROGLOBE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	63,634
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIBROBIOLOGICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	567
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIDELIS INSURANCE HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	144,030
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIDELITY D AND D BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,544
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	71,369
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FINANCE OF AMERICA COMPANIES INC C
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,415
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FINANCIAL INSTITUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	73,008
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FINWARD BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,291
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FINWISE BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,156
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST ADVANTAGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	187,211
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST BANCORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	484,443
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST BANCORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	253,870
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,344
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	48,638
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST BUSEY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	280,410
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST BUSINESS FINANCIAL SERVICES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,499
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST CAPITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,011
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST COMMONWEALTH FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	238,906
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST COMMUNITY BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	89,112
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST COMMUNITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,916
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST FINANCIAL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	329,863
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST FINANCIAL BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	690,276
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST FINANCIAL CORPORATION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	88,492
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST FOUNDATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,569
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST INTERNET BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,415
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST INTERSTATE BANCSYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	367,282
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST MERCHANTS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	323,137
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST MID BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	114,307
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,794
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST SAVINGS FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,681
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST UNITED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	26,948
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST WATCH RESTAURANT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	92,968
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRST WESTERN FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,275
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRSTCASH HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	763,946
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIRSTSUN CAPITAL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,820
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FISCALNOTE HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,234
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FITLIFE BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	6,080
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIVE STAR BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,669
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FIVE9 INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	274,889
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FLAGSTAR FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	458,991
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FLEX LNG LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	96,866
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FLEXSTEEL INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,492
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FLOTEK INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,232
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FLOWCO HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,410
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FLUENCE ENERGY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,274
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FLUOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,223,917
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FLUSHING FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,862
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FLYWIRE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	197,789
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FOGHORN THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,714
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FOOT LOCKER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	299,096
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FORAFRIC GLOBAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,465
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FORESTAR GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	55,180
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FORGE GLOBAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,141
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FORMFACTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	382,467
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FORRESTER RESEARCH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,959
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FORTREA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,447
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FORUM ENERGY TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,678
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FORWARD AIR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	87,608
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FOUR CORNERS PROPERTY INC TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	387,450
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FOX FACTORY HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	156,159
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRACTYL HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	723
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRANKLIN BSP REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	124,068
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRANKLIN COVEY
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,531
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRANKLIN ELECTRIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	508,826
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRANKLIN FINANCIAL SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,048
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRANKLIN STREET PROPERTIES REIT CO
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,040
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FREQUENCY ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,961
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRESH DEL MONTE PRODUCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	157,334
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRESHWORKS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	434,656
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRIEDMAN INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,960
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRONTDOOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	624,764
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRONTIER GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,115
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRONTVIEW REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,252
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FRP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,767
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,711
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FTAI AVIATION LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	199,709
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FTAI INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	85,782
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FUBOTV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	183,933
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FUELCELL ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,596
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FULCRUM THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,318
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FULGENT GENETICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,930
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FULL HOUSE RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,668
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FULTON FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	441,060
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FUNKO INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,590
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FUTUREFUEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,460
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, FVCBANKCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,081
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, G III APPAREL GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	125,104
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GAIA INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,268
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GAIN/LOSS OTHERS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	380,337
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GAMBLING COM GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,976
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GANNETT CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	73,716
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GARRETT MOTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	190,031
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GATX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	783,156
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GBANK FINL HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,492
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GCM GROSVENOR INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	75,626
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GENCO SHIPPING AND TRADING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	73,244
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GENCOR INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,230
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GENEDX HOLDINGS CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	247,114
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GENERATION BIO
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	547
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GENESCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,535
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GENIE ENERGY LTD CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	81,420
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GENIUS SPORTS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	328,182
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GENTHERM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	122,779
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GENWORTH FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	461,019
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GEO GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	467,073
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GEOSPACE TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	6,132
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GERMAN AMERICAN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	198,404
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GERON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	121,872
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GETTY IMAGES HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,297
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GETTY REALTY REIT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	206,084
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GEVO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	43,193
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GIBRALTAR INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	252,284
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GIGACLOUD TECHNOLOGY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	74,571
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GINKGO BIOWORKS HOLDINGS INC CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,183
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GLACIER BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	705,263
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GLADSTONE COMMERCIAL REIT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	94,377
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GLADSTONE LAND REIT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,443
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GLOBAL BUSINESS TRAVEL GROUP INC C
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	85,390
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GLOBAL INDUSTRIAL
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,695
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GLOBAL MEDICAL REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,596
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GLOBAL NET LEASE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	213,114
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GLOBAL WATER RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,867
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GLOBALSTAR VOTING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	168,147
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	598,669
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GOGO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	143,189
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GOHEALTH INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,391
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GOLAR LNG LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	585,681
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GOLDEN ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	81,492
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GOLDEN MATRIX GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	4,791
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GOLDEN OCEAN GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	107,326
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GOODYEAR TIRE & RUBBER
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	386,324
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GOOSEHEAD INSURANCE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	359,367
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GOPRO INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,332
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GORMAN-RUPP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	106,929
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GOSSAMER BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,065
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GRAFTECH INTERNATIONAL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,530
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GRAHAM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	72,285
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GRAHAM HOLDINGS COMPANY CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	434,292
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GRAIL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	206,708
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GRANITE CONSTRUCTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	584,718
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GRANITE RIDGE RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,011
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GRAY MEDIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,486
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREAT LAKES DREDGE AND DOCK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	115,537
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREAT SOUTHERN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	71,241
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREEN BRICK PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	282,960
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREEN DOT CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	83,243
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREEN PLAINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,095
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREENBRIER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	203,127
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREENE COUNTY BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,465
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREENLIGHT CAPITAL LTD CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	58,630
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREENWICH LIFESCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	7,809
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREIF INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	235,459
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GREIF INC CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,755
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GRID DYNAMICS HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	109,944
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GRIFFON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	405,489
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GRINDR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	108,461
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GROCERY OUTLET HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	167,198
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GROUP AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	785,641
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GROUPON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	119,517
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GROWGENERATION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,834
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GTXI INC - CVR
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	99
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GUARANTY BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,408
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GUARDANT HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	885,252
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GUARDIAN PHARMACY SERVICES INC CLA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	37,996
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GULFPORT ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	436,740
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, GYRE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,156
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, H2O AMERICA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	235,476
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HA SUSTAINABLE INFRASTRUCTURE CAPI
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	469,781
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HACKETT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,724
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HAEMONETICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	535,774
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HAIN CELESTIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,707
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HALLADOR ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	70,095
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HAMILTON BEACH BRANDS HOLDING COMP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,194
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HAMILTON INSURANCE GROUP LTD CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	141,914
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HAMILTON LANE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,626
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HANCOCK WHITNEY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	720,944
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HANESBRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	230,521
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HANMI FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	106,149
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HANOVER BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,650
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HARBORONE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,263
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HARMONIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	152,003
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HARMONY BIOSCIENCES HLDG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	197,121
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HARROW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	137,338
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HARVARD BIOSCIENCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	602
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HAVERTY FURNITURE COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,133
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HAWAIIAN ELECTRIC INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	264,039
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HAWKINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	395,180
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HAWTHORN BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,651
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HB FULLER
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	469,832
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HBT FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,386
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HCI GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	188,271
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HEALTH CATALYST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,275
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HEALTHCARE SERVICES GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	154,839
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HEALTHEQUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,273,882
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HEALTHSTREAM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	95,628
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HEARTLAND EXPRESS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,050
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HECLA MINING
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	511,941
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HEIDRICK AND STRUGGLES INTERNATION
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	134,123
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HELEN OF TROY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,617
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HELIOS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	157,306
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HELIX ENERGY SOLUTIONS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	125,430
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HELMERICH & PAYNE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	209,784
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HERBALIFE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	124,602
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HERC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	613,675
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HERITAGE COMMERCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	86,580
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HERITAGE FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	113,669
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HERITAGE INSURANCE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	82,003
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HERON THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,693
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HERTZ GLOBAL HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	115,338
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HF FOODS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,293
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HIGHPEAK ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,794
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HILLENBRAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	202,065
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HILLMAN SOLUTIONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	201,955
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HILLTOP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	202,890
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HILTON GRAND VACATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	364,177
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HIMALAYA SHIPPING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,557
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HIMS HERS HEALTH INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,354,125
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HINGHAM INSTITUTION FOR SAVINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	55,134
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HIPPO HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	71,696
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HIREQUEST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	7,407
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HNI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	328,080
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HOLLEY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,314
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HOME BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,333
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HOME BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	771,864
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HOMESTREET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,426
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HOMETRUST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	85,557
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HOOKER FURNISHINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,359
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HOPE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	184,889
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HORACE MANN EDUCATORS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	242,437
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HORIZON BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	98,601
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HOVNANIAN ENTERPRISES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	75,171
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HUB GROUP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	282,985
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HUDSON PACIFIC PROPERTIES REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	123,727
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HUDSON TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,423
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HUMACYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	37,277
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HURON CONSULTING GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	334,497
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HUT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	250,691
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HYLIION HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,677
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, HYSTER YALE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,075
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, I GOLD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,573
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, I3 VERTICALS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	88,898
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IBEX LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,923
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IBOTTA INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	67,966
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ICF INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	220,415
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ICHOR HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	96,236
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ICOSAVAX INC CVR
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,233
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ICU MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	455,257
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IDAHO STRATEGIC RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,666
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IDEAYA BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	251,063
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IDT CORP CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	159,049
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	381,544
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IGM BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	603
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IHEARTMEDIA INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,795
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IMAX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	169,829
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IMMERSION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,421
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IMMUNITYBIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	86,439
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IMMUNOME INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,343
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IMMUNOVANT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	156,176
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IMPINJ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	411,181
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INDEPENDENCE REALTY INC TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	588,069
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INDEPENDENT BANK CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	383,410
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INDEPENDENT BANK CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	94,021
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INDIE SEMICONDUCTOR INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,932
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INDIVIOR PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	229,325
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INDUSTRIAL LOGISTICS PROPERTIES TR
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,140
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INFINITY NATURAL RESOURCES INC CLA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	37,938
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INFORMATION SERVICES GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,886
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INFUSYSTEM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,884
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INGEVITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	222,215
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INGLES MARKETS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	131,070
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INHIBIKASE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,584
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INHIBRX BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,866
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INHIBRX INC CVR
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,529
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INMODE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,736
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INMUNE BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,170
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INNODATA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	221,834
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INNOSPEC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	300,201
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INNOVAGE HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,937
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INNOVATIVE INDUSTRIAL PROPERTIES I
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	219,279
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INNOVEX INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	85,785
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INNOVIVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	179,524
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,296
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INOVIO PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,081
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INSEEGO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,725
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INSIGHT ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	548,474
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INSPERITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	309,197
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INSPIRED ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,008
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INSTALLED BUILDING PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	600,646
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INSTEEL INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	98,048
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTAPP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	408,624
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTEGER HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	603,783
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTEGRA LIFESCIENCES HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	116,430
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTEGRAL AD SCIENCE HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	86,989
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTELLIA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	138,533
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTERDIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	828,081
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTERFACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	174,452
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTERNATIONAL BANCSHARES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	523,494
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTERNATIONAL GAME TECHNOLOGY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	254,557
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTERNATIONAL MONEY EXPRESS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	43,498
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTERNATIONAL SEAWAYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	209,614
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTERPARFUMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	342,982
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTREPID POTASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,882
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INTUITIVE MACHINES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	169,289
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INVENTRUST PROPERTIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	311,127
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INVESCO MORTGAGE CAPITAL REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	78,447
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INVESTAR HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,203
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INVESTORS TITLE
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	43,528
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, INVIVYD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,968
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IONQ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,452,429
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IOVANCE BIOTHERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	62,918
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IRADIMED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	65,530
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IRHYTHM TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	694,514
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IROBOT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	304
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IRONWOOD PHARMA INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,624
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ISPIRE TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	7,491
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ITEOS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,462
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ITRON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	852,041
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, IVANHOE ELECTRIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	110,436
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, J AND J SNACK FOODS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	249,956
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, J JILL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,810
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JACK IN THE BOX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,640
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JACKSON FINANCIAL INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	914,093
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JADE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,863
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JAKKS PACIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,635
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JAMES RIVER GROUP HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,066
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JAMF HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	91,800
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JANUS INTERNATIONAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	156,296
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JANUX THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	129,360
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JASPER THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,654
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JBG SMITH PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	183,553
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JBT MAREL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	894,614
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JELD WEN HOLDING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,079
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JETBLUE AIRWAYS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	194,089
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JOBY AVIATION INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	693,188
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JOHN B SANFILIPPO AND SON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,627
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JOHN MARSHALL BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,649
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JOHN WILEY AND SONS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	262,648
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JOHNSON OUTDOORS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,432
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JOINT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,096
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, JOURNEY MEDICAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,136
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KADANT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	532,681
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KAISER ALUMINIUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	184,489
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KALTURA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,967
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KALVISTA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,013
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KARAT PACKAGING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,851
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KB HOME
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	531,077
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KEARNY FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,706
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KELLY SERVICES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	50,470
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KENNAMETAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	255,040
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KENNEDY WILSON HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	117,776
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KEROS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,120
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KESTRA MEDICAL TECHNOLOGIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,242
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KESTREL GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	6,922
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KFORCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	106,280
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KIMBALL ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	67,517
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KINDERCARE LEARNING COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,157
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KINETIK HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	276,502
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KINGSTONE COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,831
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KINGSWAY FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,014
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KINIKSA PHARMACEUTICALS INTERNATIO
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,622
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KITE REALTY GROUP TRUST REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	717,031
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KKR REAL ESTATE FINANCE INC TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	73,352
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KNIFE RIVER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	666,264
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KNOWLES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	215,017
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KODIAK GAS SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	262,851
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KODIAK SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,587
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KOHLS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	133,077
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KOLIBRI GLOBAL ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,935
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KONTOOR BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	519,316
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KOPIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,422
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KOPPERS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,695
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KORN FERRY
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	542,349
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KORRO BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,979
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KORU MEDICAL SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,322
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KOSMOS ENERGY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	114,070
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KRATOS DEFENSE AND SECURITY SOLUTI
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,004,528
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KRISPY KREME INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,317
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KRONOS WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,317
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KRYSTAL BIOTECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	485,096
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KULICKE AND SOFFA INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	258,358
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KULR TECHNOLOGY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,269
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KURA ONCOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,809
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KURA SUSHI USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	77,042
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KYMERA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	290,904
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, KYVERNA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,075
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LA-Z-BOY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	217,407
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LADDER CAPITAL CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	181,009
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LAKELAND FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	224,231
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LAKELAND INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,257
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LANCASTER COLONY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	493,604
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LAND END INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,668
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LANDMARK BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,366
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LANTHEUS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	786,838
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LANZATECH GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,082
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LARIMAR THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,551
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LATHAM GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	40,724
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LAUREATE EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	427,807
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LB FOSTER
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,083
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LCI INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	320,077
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LCNB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,142
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LEGACY HOUSING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	26,150
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LEGALZOOM COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	140,885
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LEGGETT & PLATT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	169,578
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LEMAITRE VASCULAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	245,662
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LEMONADE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	347,851
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LENDINGCLUB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	196,173
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LENDINGTREE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	59,423
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LENSAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,988
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LENZ THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	74,359
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LESLIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,063
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LEXEO THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,242
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LGI HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	150,129
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIBERTY ENERGY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	260,550
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIBERTY LATIN AMERICA LTD CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,150
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIBERTY LATIN AMERICA LTD CLASS C
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	111,307
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIFE TIME GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	587,037
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIFE360 INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	150,010
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIFECORE BIOMEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,204
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIFEMD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	71,641
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIFESTANCE HEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,729
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIFEVANTAGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,937
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIFEWAY FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,547
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIFEZONE METALS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,451
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIGAND PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	309,551
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIGHTBRIDGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	26,820
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIGHTWAVE LOGIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,052
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIMBACH HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	212,532
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIMONEIRA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,762
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LINCOLN EDUCATIONAL SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,133
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LINDBLAD EXPEDITIONS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	62,715
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LINDSAY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	221,568
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LINKBANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,412
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIONSGATE STUDIOS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	159,357
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIQUIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	112,327
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIQUIDITY SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	77,965
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIVANOVA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	350,076
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIVE OAK BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	151,622
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIVEONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	844
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIVERAMP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	304,563
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LIVEWIRE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,796
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LOANDEPOT INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,024
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LOGISTIC PROPERTIES OF THE AMERICA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,552
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LOVESAC COMPANY
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,489
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LSB INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	58,991
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LSI INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	63,856
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LTC PROPERTIES REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	222,923
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LUCID DIAGNOSTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,923
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LUMEN TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	595,982
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LUMENT FINANCE TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,806
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LUMINAR TECHNOLOGIES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,032
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LUXFER HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,942
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, LXP INDUSTRIAL TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	346,862
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, M I HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	420,674
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, M TRON INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,104
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAC COPPER LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	122,145
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MACERICH REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	589,098
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MACROGENICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,013
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MADISON SQUARE GARDEN ENTERTAINMEN
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	226,990
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MADRIGAL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	727,547
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAGNERA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,138
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAGNITE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	481,990
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAGNOLIA OIL GAS CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	597,901
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAINSTREET BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,766
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MALIBU BOATS CLASS A INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	83,333
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAMAS CREATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,819
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAMMOTH ENERGY SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	8,744
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MANITOWOC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	59,186
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MANNKIND CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	160,955
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MARA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	775,799
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MARAVAI LIFESCIENCES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,353
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MARCUS & MILLICHAP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	106,963
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAREX GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	180,496
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MARINE PRODUCTS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,438
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MARINEMAX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	68,456
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MARKETWISE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	4,750
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MARQETA INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	320,883
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MARRIOTT VACATIONS WORLDWIDE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	332,192
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MARTEN TRANSPORT LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	103,777
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MASTERBRAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	198,314
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MASTERCRAFT BOAT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	41,043
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MATERION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	233,665
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MATIV HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,641
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MATRIX SERVICE
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,811
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MATSON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	517,221
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MATTHEWS INTERNATIONAL CORP CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	100,231
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAUI LAND AND PINEAPPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,409
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAXCYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,761
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAXIMUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	563,917
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAXLINEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	165,220
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAYVILLE ENGINEERING COMPANY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,127
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MAZE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,589
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MBIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	26,491
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MBX BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,844
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MCGRATH RENT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	403,541
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MEDALLION FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,272
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MEDIAALPHA INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,837
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MEDIFAST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,862
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MEDIWOUND LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,346
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MEIRAGTX HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,820
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MERCANTILE BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	107,578
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MERCHANTS BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	122,855
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MERCURITY FINTECH HOLDING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,895
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MERCURY GENERAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	260,538
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MERCURY SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	399,749
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MERIDIAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,860
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MERIDIANLINK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	76,817
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MERIT MEDICAL SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	777,660
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MERITAGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	676,330
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MERSANA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,203
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MESA LABORATORIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	67,650
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, METAGENOMI INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	574
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, METALLUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	81,519
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, METHODE ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,913
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, METROCITY BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	81,310
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, METROPOLITAN BANK HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	99,470
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, METSERA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	72,035
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MFA FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	141,891
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MGE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	465,194
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MGP INGREDIENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,379
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MICROVAST HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	102,758
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MICROVISION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,590
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MID PENN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	80,032
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MIDDLEFIELD BANC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,501
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MIDDLESEX WATER
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	137,075
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MIDLAND STATES BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,718
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MIDWESTONE FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	83,836
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MILLER INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	70,825
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MILLERKNOLL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	186,218
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MIMEDX GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	101,353
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MIND MEDICINE SUBORDINATE VOTING I
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	70,105
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MINERALS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	251,064
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MINERALYS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	75,267
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MIRION TECHNOLOGIES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	645,190
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MIRUM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	315,162
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MISSION PRODUCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	80,376
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MISTER CAR WASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	84,356
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MISTRAS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,775
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MITEK SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	62,202
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MOBILE INFRASTRUCTURE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	7,846
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MODINE MANUFACTURING
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	735,500
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MODIV INDUSTRIAL INC CLASS C
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,079
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MODIVCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,073
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MOELIS CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	573,095
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MONARCH CASINO AND RESORT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	156,370
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MONOPAR THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,681
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MONRO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	62,011
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MONTAUK RENEWABLES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,037
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MONTE ROSA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,816
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MONTROSE ENVIRONMENTAL GRP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	101,263
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MOOG INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	725,147
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MOTORCAR PARTS OF AMERICA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,773
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MOVADO GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,925
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MR COOPER GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	89,377
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MRC GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	167,605
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MUELLER WATER PRODUCTS INC SERIES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	534,265
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MURPHY OIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	440,438
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MVB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	37,535
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MYERS INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	76,985
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MYOMO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,884
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MYR GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	399,371
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, MYRIAD GENETICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	67,825
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, N ABLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	84,135
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NABORS INDUSTRIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,376
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NACCO INDUSTRIES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,523
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NANO NUCLEAR ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	131,683
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NANO X IMAGING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,254
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NAPCO SECURITY TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	147,619
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATHANS FAMOUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	40,251
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATIONAL BANK HOLDINGS CORP CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	203,395
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATIONAL BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,114
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATIONAL BEVERAGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	146,411
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATIONAL CINEMEDIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	43,794
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATIONAL ENERGY SERVICES REUNITED
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,450
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATIONAL HEALTH INVESTORS REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	464,545
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATIONAL HEALTHCARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	192,939
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATIONAL PRESTO INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	72,686
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATIONAL RESEARCH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,559
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATIONAL VISION HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	256,032
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATURAL GAS SERVICES GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,051
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATURAL GROCERS BY VITAMIN COTTAGE
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	72,024
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NATURES SUNSHINE PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,556
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NAUTILUS BIOTECHNOLGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,140
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NAVIENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	149,375
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NAVIGATOR HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,326
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NAVITAS SEMICONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	124,758
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NB BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	89,014
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NBT BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	303,440
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NCR ATLEOS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	299,993
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NCR VOYIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	238,166
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEKTAR THERAPEUTICS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,724
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NELNET INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	243,572
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEOGEN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	149,227
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEOGENOMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	136,090
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEONODE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,815
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NERDWALLET INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	65,491
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NERDY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,628
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NET LEASE OFFICE PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	70,503
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NET POWER INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,728
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NETGEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	117,763
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NETSCOUT SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	250,110
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NETSTREIT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	197,353
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEUMORA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,221
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEUROGENE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,065
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEURONETICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,040
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEUROPACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,946
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEW FORTRESS ENERGY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	80,364
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEW JERSEY RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	646,260
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEW YORK MORTGAGE TRUST REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	84,393
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEWMARK GROUP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	239,562
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEWSMAX INC CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,401
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEWTEKONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,931
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEXPOINT DIVERSIFIED REAL ESTATE T
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,482
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEXPOINT REAL ESTATE FINANCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,389
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEXPOINT RESIDENTIAL TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	107,724
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEXTDECADE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	169,575
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEXTDOOR HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	49,634
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEXTNAV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	190,593
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEXTNRG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,399
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEXTRACKER INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,098,491
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NEXXEN INTERNATIONAL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,051
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,683
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NIAGEN BIOSCIENCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	106,072
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NICOLET BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	240,786
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NIOCORP DEVELOPMENTS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,802
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NKARTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,686
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NL INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	7,827
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NLIGHT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	133,726
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NMI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	473,836
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NOBLE CORPORATION PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	478,086
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORDIC AMERICAN TANKERS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	76,039
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORTHEAST BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	94,151
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORTHEAST COMMUNITY BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,306
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORTHERN OIL AND GAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	376,828
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORTHERN TECHNOLOGIES INTERNATIONA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,030
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORTHFIELD BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,429
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORTHPOINTE BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,031
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORTHRIM BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	73,955
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORTHWEST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	231,267
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORTHWEST NATURAL HOLDING COMPANY
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	228,946
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORTHWESTERN ENERGY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	452,876
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NORWOOD FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,410
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NOVAGOLD RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	144,982
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NOVANTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	661,669
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NOVAVAX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	135,444
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NOVOCURE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	257,726
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NPK INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,669
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NU SKIN ENTERPRISES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,803
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NURIX THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	123,559
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NUSCALE POWER CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	674,419
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NUTEX HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,000
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NUVALENT INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	467,032
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NUVATION BIO INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,108
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NUVECTIS PHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,453
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NV5 GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	190,793
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NVE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,847
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, NWPX INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,906
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, O I GLASS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	324,339
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OAK VALLEY BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,186
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OCEANEERING INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	279,989
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OCEANFIRST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	148,311
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OCUGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	4,074
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OCULAR THERAPEUTIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	185,962
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ODP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	71,197
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OFFERPAD SOLUTIONS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	326
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OFG BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	271,694
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OHIO VALLEY BANC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,343
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OIL DRI CORPORATION OF AMERICA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	83,294
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OIL STATES INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	43,641
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OKLO INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	819,302
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OLAPLEX HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,077
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OLD NATIONAL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	980,338
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OLD POINT FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,253
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OLD SECOND BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	111,177
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OLEMA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,052
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OLO INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	146,841
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OLYMPIC STEEL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,007
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OMEGA FLEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,154
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OMEROS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,264
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OMNIAB INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,220
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OMNICELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	195,275
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ON24 INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,307
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ONCOLOGY INSTITUTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,138
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ONE GAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	615,696
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ONE GROUP HOSPITALITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,199
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ONE LIBERTY PROPERTIES REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,446
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ONESPAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	87,189
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ONESPAWORLD HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	277,406
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ONEWATER MARINE CLASS A INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,227
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ONITY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,514
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OOMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,576
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OP BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,525
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OPAL FUELS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	6,941
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OPEN LENDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,615
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OPENLANE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	371,982
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OPKO HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	68,120
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OPORTUN FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,611
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OPPFI INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	48,853
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OPTIMIZERX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,304
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OPTION CARE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	762,338
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORANGE COUNTY BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,605
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORASURE TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,222
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORCHID ISLAND CAPITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	107,386
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORGANOGENESIS HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,534
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORIC PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	65,163
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORIGIN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	152,681
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORION GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	50,329
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORION SA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	83,574
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORMAT TECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	728,628
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORRSTOWN FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	83,235
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORTHOFIX MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,924
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORTHOPEDIATRICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,101
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ORUKA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,641
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OSCAR HEALTH INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	559,734
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OSI SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	514,480
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OTTER TAIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	425,074
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OUSTER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	175,570
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OUTDOOR HOLDING
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,442
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OUTFRONT MEDIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	329,925
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OUTLOOK THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	328
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OUTSET MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,307
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OVID THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	733
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OWENS & MINOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	95,814
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, OXFORD INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	80,460
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, P10 INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	58,520
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PACIFIC BIOSCIENCES OF CALIFORNIA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	48,948
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PACIFIC PREMIER BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	286,634
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PACIRA BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	157,143
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PACS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	81,202
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PAGAYA TECHNOLOGIES LTD CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	128,091
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PAGERDUTY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	185,881
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PAGSEGURO DIGITAL LTD CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	245,068
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PALLADYNE AI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,652
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PALOMAR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	581,368
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PALVELLA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,999
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PAMT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,991
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PANGAEA LOGISTICS SOLUTIONS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,390
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PAPA JOHNS INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	230,507
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PAR PACIFIC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	202,848
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PAR TECHNOLOGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	396,380
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PARAMOUNT GROUP REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	163,016
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PARK AEROSPACE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,284
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PARK NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	356,598
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PARK OHIO HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,468
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PARKE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,449
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PATHWARD FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	265,131
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PATRIA INVESTMENTS LTD CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	121,352
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PATRICK INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	428,594
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PATRIOT NATIONAL BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,418
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PATTERSON UTI ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	299,352
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PAYONEER GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	272,061
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PAYSAFE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,904
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PAYSIGN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,360
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PBF ENERGY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	259,737
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PC CONNECTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	109,261
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PCB BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,435
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PDF SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	95,419
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PEABODY ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	235,159
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PEAKSTONE REALTY TRUST CLASS E
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	70,515
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PEAPACK GLADSTONE FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	68,224
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PEBBLEBROOK HOTEL TRUST REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	168,391
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PEDIATRIX MEDICAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	175,113
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PELOTON INTERACTIVE CLASS A INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	365,009
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PENGUIN SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	151,665
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PENNANT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	143,519
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PENNS WOODS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,999
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PENNYMAC FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	416,296
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PENNYMAC MORTGAGE INVESTMENT TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	157,998
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PEOPLES BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	154,410
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PEOPLES BANCORP OF NORTH CAROLINA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,647
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PEOPLES FINANCIAL SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,403
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PEPGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	633
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PERDOCEO EDUCATION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	286,822
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PERELLA WEINBERG PARTNERS CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	170,877
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PERFORMANT HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,144
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PERIMETER SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	276,284
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PERMA FIX ENVIRONMENTAL SERVICES I
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	26,026
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PERPETUA RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	79,772
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PERSONALIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,575
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PERSPECTIVE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,845
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PETCO HEALTH AND WELLNESS COMPANY
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,966
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PHATHOM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,530
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PHIBRO ANIMAL HEALTH CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	73,070
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PHILLIPS EDISON AND COMPANY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	633,483
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PHINIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	249,945
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PHOTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	164,574
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PHREESIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	229,530
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PIEDMONT LITHIUM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,975
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PIEDMONT REALTY TRUST INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	130,301
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PIONEER BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,143
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PIPER SANDLER COMPANIES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	699,297
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PITNEY BOWES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	201,388
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PJT PARTNERS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	545,358
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PLANET LABS CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	189,551
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PLAYAGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	70,169
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PLAYSTUDIOS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,054
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PLAYTIKA HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,327
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PLEXUS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	519,726
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PLIANT THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,109
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PLUG POWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	193,715
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PLUMAS BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,524
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PLYMOUTH INDUSTRIAL REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,789
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, POLARIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	309,550
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PONCE FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,973
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PORCH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	136,139
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PORTILLO S INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,793
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PORTLAND GENERAL ELECTRIC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	640,004
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, POSTAL REALTY TRUST INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,768
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, POTBELLY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,700
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, POTLATCHDELTIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	431,701
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, POWELL INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	286,422
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, POWER INTEGRATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	451,057
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, POWER SOLUTIONS INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,476
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, POWERFLEET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	76,627
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	83,588
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRAIRIE OPERATING
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	8,754
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRAXIS PRECISION MEDICINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	106,597
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRECIGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,838
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PREFERRED BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	108,008
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PREFORMED LINE PRODUCTS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,856
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRELUDE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	443
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PREMIER INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	285,836
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRESTIGE CONSUMER HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	563,182
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRICESMART INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	383,711
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRIME MEDICINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,271
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRIMEENERGY RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,222
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRIMIS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,141
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRIMORIS SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	602,476
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRINCETON BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,920
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRIORITY TECHNOLOGY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,350
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRIVIA HEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	376,464
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PRO DEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,870
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROASSURANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	163,143
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROCEPT BIOROBOTICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	430,848
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROFICIENT AUTO LOGISTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,902
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROFRAC HOLDING CLASS A CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,712
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROG HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	170,876
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROGRESS SOFTWARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	386,998
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROGYNY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	214,478
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROKIDNEY CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	761
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROPETRO HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	68,225
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,390
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROTAGONIST THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	457,249
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROTALIX BIOTHERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,716
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROTARA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,826
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROTHENA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,713
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROTO LABS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	134,294
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROVIDENT BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,890
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PROVIDENT FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	309,440
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PTC THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	540,463
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PUBMATIC INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	74,466
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PULMONX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,660
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PULSE BIOSCIENCE INC WARRANTS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	464
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PULSE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	40,260
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PUMA BIOTECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,467
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PURE CYCLE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,083
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PURECYCLE TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	253,724
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PURPLE INNOVATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,460
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PURSUIT ATTRACTIONS AND HOSPITALIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	86,749
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, PYXIS ONCOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	780
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, Q2 HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	830,892
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, Q32 BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	325
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QCR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	161,738
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUAD GRAPHICS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,786
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUAKER HOUGHTON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	224,104
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUALYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	745,067
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUANEX BUILDING PRODUCTS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	127,840
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUANTERIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,932
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUANTUM COMPUTING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	236,213
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUANTUM SI INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,390
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUEST RESOURCE HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	455
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUICKLOGIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,593
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUIDELORTHO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	267,651
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUINSTREET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	123,278
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, QUIPT HOME MEDICAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,477
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RACKSPACE TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,384
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RADIAN GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	728,072
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RADIANT LOGISTIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,169
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RADIUS RECYCLING INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	117,661
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RADNET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	539,621
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RAMACO RESOURCES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,423
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RAMACO RESOURCES INC CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,611
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RAMBUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	986,228
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RANGER ENERGY SERVICES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,062
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RANPAK HOLDINGS CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,313
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RAPID7 INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	210,367
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RAPPORT THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,471
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RAYONIER ADVANCED MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,692
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RBB BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,991
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RCI HOSPITALITY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,562
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RCM TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,755
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RE MAX HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,998
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, READY CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	104,067
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REAL BROKERAGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	65,977
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RECURSION PHARMACEUTICALS INC CLAS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	244,580
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RED CAT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	77,801
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RED RIVER BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,740
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RED ROCK RESORTS ORS CLASS A INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	360,412
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RED VIOLET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	76,703
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REDFIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	197,839
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REDWIRE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	78,061
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REDWOOD TRUST REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	110,263
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REGENXBIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,523
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REGIONAL MANAGEMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,550
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REKOR SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,162
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RELAY THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	65,287
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REMITLY GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	416,206
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RENASANT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	482,971
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RENOVARO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,166
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REPAY HOLDINGS CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,336
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REPLIMUNE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	89,193
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REPOSITRAK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,012
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REPUBLIC BANCORP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	88,317
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RESERVOIR MEDIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,743
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RESIDEO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	468,753
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RESOLUTE HOLDINGS MANAGEMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,580
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RESOURCES CONNECTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,234
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REV GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	349,691
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REVOLUTION MEDICINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,944
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REVOLVE GROUP CLASS A INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	115,969
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REX AMERICAN RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	103,947
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REZOLUTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,205
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, REZOLVE AI PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	40,691
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RGC RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,745
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RHINEBECK BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,736
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RHYTHM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	489,659
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RIBBON COMMUNICATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	50,811
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RICHARDSON ELECTRONICS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,202
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RICHMOND MUTUAL BANCORPORATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,856
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RICHTECH ROBOTICS INC CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,248
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RIGEL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,368
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RIGETTI COMPUTING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	478,124
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RILEY EXPLORATION PERMIAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	49,496
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RIMINI STREET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,114
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RIOT PLATFORMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	532,953
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RITHM PROPERTY INC TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,692
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RIVERVIEW BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,538
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RLJ LODGING TRUST REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	155,537
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RMR GROUP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,341
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ROADZEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,222
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ROCKET PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,327
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ROCKY BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,189
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ROGERS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	179,555
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ROOT INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	194,770
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RPC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,796
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RUMBLE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,253
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RUSH ENTERPRISES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	459,315
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RUSH ENTERPRISES INC CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	68,854
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RUSH STREET INTERACTIVE INC CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	188,828
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RXO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	364,405
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RXSIGHT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,937
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RYERSON HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	82,786
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, RYMAN HOSPITALITY PROPERTIES REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	830,604
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, S AND T BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	206,422
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SABLE OFFSHORE CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	214,173
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SABRA HEALTH CARE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	628,435
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SABRE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	163,761
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SAFE BULKERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,060
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SAFEHOLD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	126,114
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SAFETY INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	164,893
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SAGE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	74,684
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SALLY BEAUTY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	136,141
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SANA BIOTECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	52,178
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SANARA MEDTECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,406
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SANDRIDGE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,415
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SANMINA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	730,888
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SANUWAVE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,546
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SAPIENS INTERNATIONAL NV
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	129,461
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SATELLOGIC INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,621
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SAUL CENTERS REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,257
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SAVARA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	40,883
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SAVERS VALUE VILLAGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,129
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SB FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,044
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SBC MEDICAL GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,517
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SCANSOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	133,625
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SCHOLAR ROCK HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	409,809
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SCHOLASTIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,423
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SCHRODINGER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	161,342
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SCORPIO TANKERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	244,602
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SCPHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,961
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SEACOAST BANKING OF FLORIDA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	334,975
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SEACOR MARINE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,413
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SEADRILL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	236,460
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SEAPORT ENTERTAINMENT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,911
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SECURITY NATIONAL FINANCIAL CORP C
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,473
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SELECT MEDICAL HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	242,425
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SELECT WATER SOLUTIONS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	114,860
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SELECTIVE INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	754,115
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SELECTQUOTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,025
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SELLAS LIFE SCIENCES GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,981
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SEMLER SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,372
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SEMRUSH HOLDINGS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	59,314
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SEMTECH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	560,819
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SENECA FOODS CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	68,871
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SENSIENT TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	593,189
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SEPTERNA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,027
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SERVE ROBOTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,669
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SERVICE PROPERTIES TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,871
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SERVISFIRST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	570,086
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SEVEN HILLS REALTY TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,121
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SEZZLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	378,038
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SFL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	143,551
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SHAKE SHACK INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	778,924
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SHATTUCK LABS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,120
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SHENANDOAH TELECOMMUNICATIONS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	98,256
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SHOALS TECHNOLOGIES GROUP INC CLAS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	101,176
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SHOE CARNIVAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	48,777
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SHORE BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	68,162
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SHORT-TERM INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,262,738
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SHUTTERSTOCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,512
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SHYFT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	58,637
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SI BONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	101,948
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SIEBERT FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,574
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SIERRA BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,005
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SIGA TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,716
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SIGHT SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,375
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SIGNET JEWELERS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	474,038
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SILA RLTY TR INC TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	187,798
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SILICON LABORATORIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	677,709
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SILVACO GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	4,012
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SILVERCREST ASSET MANAGEMENT GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,728
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SIMMONS FIRST NATIONAL CORP CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	339,479
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SIMULATIONS PLUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	39,838
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SINCLAIR INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	78,124
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SIONNA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,607
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SIRIUSPOINT LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	200,842
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SITE CENTERS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	82,009
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SITIME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	596,837
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SITIO ROYALTIES CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	201,555
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SIX FLAGS ENTERTAINMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	415,796
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SKILLSOFT CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,981
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SKY HARBOUR GROUP CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,929
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SKYE BIOSCIENCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,567
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SKYWARD SPECIALTY INSURANCE GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	297,387
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SKYWATER TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,514
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SKYWEST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	596,505
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SKYX PLATFORMS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	8,649
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SL GREEN REALTY REIT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	637,632
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SLEEP NUMBER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,643
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SM ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	404,750
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SMARTFINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	72,053
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SMARTRENT INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,537
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SMARTSTOP SELF STORAGE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	146,587
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SMITH MIDLAND CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,894
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SMITH WESSON BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,903
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOLARIS OILFIELD INFRASTRUCTURE IN
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	146,967
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOLARMAX TECHNOLOGY INC SHS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	531
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOLENO THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	479,473
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOLESENCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,407
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOLID BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,822
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOLID POWER INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,510
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOLIDION TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	299
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SONIC AUTOMOTIVE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	168,652
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SONIDA SENIOR LIVING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,334
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SONOS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	182,235
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOUND FINANCIAL BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,466
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOUNDHOUND AI INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	560,546
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOUNDTHINKING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,408
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOUTH PLAINS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	67,359
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOUTHERN FIRST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	41,072
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOUTHERN MISSOURI BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	76,035
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOUTHERN STATES BANCSHARES ANNISTO
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,153
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOUTHLAND HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,493
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOUTHSIDE BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	120,398
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SOUTHWEST GAS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	686,620
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPARTANNASH
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	128,371
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPECTRUM BRANDS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	195,782
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPHERE ENTERTAINMENT CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	166,364
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPIRE GLOBAL INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	46,458
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPIRE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	602,751
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPIRIT AVIATION HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,163
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPOK HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	50,140
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPRINGWORKS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	486,957
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPRINKLR INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	133,347
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPROUT SOCIAL INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	152,225
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPROUTS FARMERS MARKET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	120,516
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPS COMMERCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	737,880
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,088,579
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SPYRE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	106,212
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SR BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,446
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SSR MINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	369,779
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ST JOE
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	260,537
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STAAR SURGICAL
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	117,762
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STAGWELL INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	74,853
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STANDARD BIOTOOLS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	49,782
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STANDARD MOTOR PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,440
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STANDEX INTERNATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	262,573
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STAR HOLDINGS SHARES OF BENEFICIAL
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	4,007
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STARZ ENTERTAINMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,733
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STEELCASE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	127,747
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STELLAR BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	189,201
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STEPAN
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	165,050
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STEPSTONE GROUP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	498,390
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STEREOTAXIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,604
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STERLING INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	981,064
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STEVEN MADDEN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	239,153
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STEWART INFO SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	261,832
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STITCH FIX INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	56,758
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STOCK YARDS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	297,992
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STOKE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,136
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STONECO LTD CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	555,193
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STONERIDGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,364
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STONEX GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	591,134
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STRATEGIC EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	291,911
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STRATTEC SECURITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,559
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STRATUS PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,711
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STRAWBERRY FIELDS REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,586
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STRIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	883,917
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, STURM RUGER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	80,847
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUMMIT HOTEL PROPERTIES REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	80,839
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUMMIT MIDSTREAM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,183
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUN COUNTRY AIRLINES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	86,151
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUNCOKE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	102,290
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUNOPTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	78,776
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUNRISE REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,978
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUNRUN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	244,427
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUNSTONE HOTEL INVESTORS REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	241,564
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUPER GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	249,743
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUPERIOR GROUP OF COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,749
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUPERNUS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	242,578
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SURGERY PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	244,908
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SURMODICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	59,361
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SUTRO BIOPHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	837
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SWEETGREEN INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	219,435
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SWK HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	4,363
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SYLVAMO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	246,392
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SYNAPTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	360,010
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SYNCHRONOSS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,522
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SYNDAX PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	113,494
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, SYSTEM1 INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	265
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, T1 ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,721
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TACTILE SYSTEMS TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,716
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TALKSPACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	49,231
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TALOS ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	147,162
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TANDEM DIABETES CARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	177,546
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TANGER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	490,442
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TANGO THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,860
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TARGET HOSPITALITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,938
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TARSUS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	223,575
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TAYLOR MORRISON HOME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	864,241
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TAYSHA GENE THERAPIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,841
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TEADS HOLDING
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,394
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TECHTARGET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,534
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TECNOGLASS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	269,135
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TECTONIC THERAPEUTIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,897
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TEEKAY CORPORATION CORP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	61,809
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TEEKAY TANKERS LTD CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	144,017
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TEGNA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	390,458
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TEJON RANCH
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	50,999
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TELADOC HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	218,551
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TELEPHONE AND DATA SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	498,369
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TELOMIR PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	334
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TELOS CORPORATION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,864
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TENABLE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	575,105
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TENAYA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,103
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TENNANT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	206,639
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TERAWULF INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	167,522
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TEREX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	435,011
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TERNS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,994
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TERRENO REALTY REIT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	817,164
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TETRA TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,940
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TEVOGEN BIO HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,841
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TEXAS CAPITAL BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	520,943
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TG THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	744,489
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THE HONEST COMPANY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	67,682
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THE MARCUS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,660
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THE REALREAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	63,980
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THE SIMPLY GOOD FOODS COMPANY
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	421,727
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THE VITA COCO COMPANY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	206,384
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THERAVANCE BIOPHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	58,459
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THERMON GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	130,993
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THIRD COAST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,930
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THIRD HARMONIC BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,787
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THREDUP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	96,344
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, THRYV HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	63,767
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TIDEWATER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	332,505
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TILE SHOP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,253
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TILLYS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	712
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TIMBERLAND BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,916
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TIPTREE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	84,110
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TITAN AMERICA SA
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	41,796
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TITAN INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	73,205
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TITAN MACHINERY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	57,112
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TOMPKINS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	123,014
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TONIX PHARMACEUTICALS HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,108
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TOOTSIE ROLL INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	74,660
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TOPGOLF CALLAWAY BRANDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	151,606
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TORRID HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,360
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TOURMALINE BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	43,541
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TOWNEBANK
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	350,516
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TPG RE FINANCE TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	76,845
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TPI COMPOSITES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	499
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRAEGER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	8,078
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRANSCAT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	113,553
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRANSCONTINENTAL REALTY INVESTORS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,675
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRANSMEDICS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	634,537
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRANSOCEAN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	274,900
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRAVELZOO
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,610
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRAVERE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	186,080
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TREACE MEDICAL CONCEPTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	41,360
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TREDEGAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	34,206
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TREEHOUSE FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	139,766
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TREVI THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	60,154
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRI POINTE HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	409,535
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRICO BANCSHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	182,691
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRILLER GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,162
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRIMAS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	135,640
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRINET GROUP INCINARY
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	312,454
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRINITY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	316,044
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRINSEO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,095
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRIPADVISOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	216,291
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRISALUS LF SC CM A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,200
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRIUMPH FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	176,958
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRIUMPH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	272,641
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRONOX HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	85,526
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRUBRIDGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,514
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRUEBLUE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,635
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRUECAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,741
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRUPANION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	293,189
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRUSTCO BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	86,825
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TRUSTMARK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	304,186
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TSCAN THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	790
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TSS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	75,131
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TTEC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,037
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TTM TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	586,338
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TUCOWS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,705
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TUHURA BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	7,138
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TURNING POINT BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	186,622
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TURTLE BEACH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,924
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TUTOR PERINI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	297,240
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TVARDI THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,362
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TWIST BIOSCIENCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	309,993
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TWO HARBORS INVESTMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	163,015
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TXNM ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	744,494
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, TYRA BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,710
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UDEMY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	97,190
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UFP INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	855,688
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UFP TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	261,251
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ULTRA CLEAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	142,304
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UMB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,093,664
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UMH PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	187,897
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNIFIRST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	405,049
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNION BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,177
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNISYS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	42,609
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITED BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	735,048
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITED COMMUNITY BANKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	496,718
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITED FIRE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	89,314
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITED HOMES INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	490
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITED NATURAL FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	199,510
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITED PARKS AND RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	183,461
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITED SECURITY BANCSHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,734
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITED STATES ANTIMONY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,024
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITED STATES LIME AND MINERALS IN
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	154,391
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITI GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	146,928
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	117,859
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNITY BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	51,506
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNIVERSAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	202,617
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNIVERSAL HEALTH REALTY INCOME TRU
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	74,784
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNIVERSAL INSURANCE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	104,154
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNIVERSAL LOGISTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	25,507
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNIVERSAL TECHNICAL INSTITUTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	217,065
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UNIVEST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	127,580
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UPBOUND GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	188,074
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UPSTART HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	776,354
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UPSTREAM BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,495
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UPWORK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	236,920
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UR ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	4,947
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, URANIUM ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	412,005
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, URBAN EDGE PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	335,432
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, URBAN OUTFITTERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	654,166
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UROGEN PHARMA LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	73,418
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, US GOLD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	18,105
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, US GOLDMINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,141
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, US PHYSICAL THERAPY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	164,376
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, USANA HEALTH SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	50,649
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, USCB FINANCIAL HOLDINGS INC CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,562
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UTAH MEDICAL PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,516
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, UTZ BRANDS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	128,788
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, V2X INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	118,802
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VAALCO ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,258
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VALARIS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	383,454
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VALHI INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,818
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VALLEY NATIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	620,751
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VALUE LINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,168
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VANDA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	37,614
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VAREX IMAGING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,356
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VARONIS SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	797,841
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VAXCYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	582,287
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VEECO INSTRUMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	165,771
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VELOCITY FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,590
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VENTYX BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,864
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERA BRADLEY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	762
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERA THERAPEUTICS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	172,553
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERACYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	302,060
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERASTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,029
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERICEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	305,339
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERINT SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	175,771
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERIS RESIDENTIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	166,426
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERITEX HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	197,342
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERRA MOBILITY CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	579,425
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERTEX INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	327,273
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERU INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,095
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VERVE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	109,380
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VESTIS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	94,224
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIANT TECHNOLOGY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,392
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIASAT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	236,243
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIAVI SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	317,910
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VICOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	150,323
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VICTORIA S SECRET
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	181,163
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VICTORY CAPITAL HOLDINGS CLASS A I
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	406,915
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIEMED HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,493
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VILLAGE SUPER MARKET INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	49,280
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIMEO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,795
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIR BIOTECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	65,273
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIRCO MANUFACTURING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,122
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIRGINIA NATIONAL BANKSHARES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,753
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIRIDIAN THERAPEUTICS ORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	138,388
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIRTRA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,821
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIRTUS INVESTMENT PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	175,232
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VISHAY INTERTECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	278,265
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VISHAY PRECISION GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,320
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VISTEON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	365,270
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VITAL ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	66,725
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VITAL FARMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	189,518
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VITESSE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,967
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VIVID SEATS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,369
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VOX ROYALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,246
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VOYAGER THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,638
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VROOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,592
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VSE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	379,056
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VTEX CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	54,100
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, VUZIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	26,890
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, W AND T OFFSHORE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,846
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WABASH NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	62,069
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WAFD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	319,562
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WALDENCAST PLC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,058
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WALKER & DUNLOP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	332,102
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WARBY PARKER INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	307,502
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WARRIOR MET COAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	340,746
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WASHINGTON TRUST BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	78,222
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WATERSTONE FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	32,191
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WATTS WATER TECHNOLOGIES INC CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	961,184
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WAVE LIFE SCIENCES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	103,721
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WAYSTAR HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	531,596
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WD-40
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	441,126
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WEAVE COMMUNICATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	69,422
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WEBTOON ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,218
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WEIS MARKETS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	170,569
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WEREWOLF THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	785
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WERNER ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	232,697
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WESBANCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	429,978
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WEST BANCORPORATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,109
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WESTAMERICA BANCORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	172,350
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WESTERN NEW ENGLAND BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	24,229
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WESTROCK COFFEE
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	26,868
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WESTWOOD HOLDINGS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,839
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WEYCO GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,252
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WHEELS UP EXPERIENCE INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,394
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WHITESTONE REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	82,218
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WIDEOPENWEST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,760
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WILLDAN GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	123,957
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WILLIS LEASE FINANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	72,818
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WINMARK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	158,596
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WINNEBAGO INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	111,911
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WISDOMTREE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	199,733
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WK KELLOGG
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	141,834
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WM TECHNOLOGY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	10,747
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WNS HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	365,717
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WOLFSPEED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	7,265
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WOLVERINE WORLD WIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	208,372
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WORKIVA INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	491,676
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WORLD ACCEPTANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	82,065
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WORLD KINECT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	225,326
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WORTHINGTON ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	284,789
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WORTHINGTON STEEL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	141,812
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, WSFS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	453,695
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, X4 PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	384
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XBIOTECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	784
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XENCOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	78,757
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XENIA HOTELS RESORTS REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	184,628
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XENON PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	337,915
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XERIS BIOPHARMA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	99,873
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XEROX HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,070
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XOMA ROYALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	33,037
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XOMETRY INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	210,309
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XPEL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	122,778
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XPERI INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	52,435
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, XPONENTIAL FITNESS INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	29,421
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, Y MABS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,596
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, YELP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	301,576
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, YEXT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	126,591
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, YORK WATER
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	59,977
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZENAS BIOPHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	20,465
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZENTALIS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,120
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZETA GLOBAL HOLDINGS CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	415,504
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZEVIA CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	14,535
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZEVRA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	65,855
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZIFF DAVIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	183,709
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZIMVIE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	36,652
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZIPRECRUITER INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	45,325
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,174
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZUMIEZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	28,615
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZURA BIO LTD CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	656
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZURN ELKAY WATER SOLUTIONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	781,867
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZYMEWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	88,490
Investment, Identifier [Axis]: Separately Managed Accounts, Russell 2000 Index, ZYNEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,520
Separately Managed Accounts, P&G Savings Short-Term Invested Unitized Account (money market fund)
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	200,112,657
Common Collective Trust Funds, BlackRock, US Debt Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	361,180,310
Common Collective Trust Funds, BlackRock, ACWI EX-US Index Non-Lendable
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	285,266,315
Common Collective Trust Funds, BlackRock, Global Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	854,661,806
Common Collective Trust Funds, BlackRock, Blackrock Equity Non-Lending Class
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,706,809,917
Common Collective Trust Funds, State Street Global Advisors, SSgA US Short Term Government/Credit Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	123,420,221
Common Collective Trust Funds, State Street Global Advisors, SSgA Real Return Ex-Natural Resources Equity Non-Lending Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	207,397,311
Common Collective Trust Funds, Northern Trust, Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	6,320,403
Separately Managed Accounts, Russell 2000 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 364,753,511
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Loans to participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Loans to participants, interest rate	10.50%
The Procter & Gamble Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 1,232,377,400
The J.M. Smucker Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	782,949
Separately managed accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	564,866,168
Common Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 3,545,056,283